Shareholder Report, Average Annual Return (Details)	7 Months Ended	10 Months Ended	12 Months Ended	31 Months Ended	32 Months Ended	41 Months Ended	43 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000240058
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree 3-7 Year Treasury Digital Fund $11,074
C000240073
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree 500 Digital Fund $20,549
C000240067
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree 7-10 Year Treasury Digital Fund $10,682
C000264681
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Equity Premium Income Digital Fund $10,484
C000240070
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Floating Rate Treasury Digital Fund $11,765
C000240068
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Long-Term Treasury Digital Fund $9,218
C000263282
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Private Credit and Alternative Income Digital Fund $9,016
C000240076
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Short-Duration Income Digital Fund $11,790
C000228751
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Short-Term Treasury Digital Fund $11,400
C000241818
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Siegel Global Equity Digital Fund $15,534
C000241816
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Siegel Longevity Digital Fund $14,369
C000241819
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Siegel Moderate Digital Fund $13,771
C000240075
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Technology and Innovation 100 Digital Fund $29,372
C000240071
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree TIPS Digital Fund $11,116
C000245468
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Treasury Money Market Digital Fund $11,215
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%			3.16%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			22.33%			22.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%			3.16%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.24%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%			3.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%			3.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%			3.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%				3.52%
MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI AC World Index
Average Annual Return, Percent			23.67%	22.33%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			22.33%	22.88%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			22.33%	22.88%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			22.33%			22.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%			3.16%
ICE U.S. 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. 1-Month Treasury Bill Index
Average Annual Return, Percent			3.90%		4.58%
Solactive US 3-7 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.39%			3.13%
WisdomTree 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.32%			23.26%
Solactive US 7-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.72%			1.98%
Volos US Large Cap Target 2.5% PutWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%
Solactive US Treasury Floating Rate Note Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.10%			4.89%
Solactive US 20+ Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.59%			(2.41%)
Gapstow Private Credit and Alternative Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.46%)
ICE BofA Merrill Lynch U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.39%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.93%
Bloomberg U.S. Short Aggregate Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.04%			3.99%
Bloomberg U.S. Short Aggregate Enhanced Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.46%			4.45%
Solactive US 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.95%				3.94%
MSCI ACWI Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			23.05%	19.81%
75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite
Average Annual Return [Line Items]
Average Annual Return, Percent			18.07%	15.90%
60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite
Average Annual Return [Line Items]
Average Annual Return, Percent			15.13%	13.58%
WisdomTree Technology and Innovation 100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			34.58%			36.78%
Solactive US Treasury Inflation-Linked Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.41%			3.48%